Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions		Total	Share Capital [member]	Retained earnings [member]	Reserves [member]	Attributable to owners of the company [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2016	[1]	¥ 1,372,735	¥ 183,021	¥ 711,197	¥ 294,806	¥ 1,189,024	¥ 183,711
Adjusted for the acquisition of Dalian West Pacific		(5,933)		(2,203)	516	(1,687)	(4,246)
Balance at January 1, 2017, as adjusted at Dec. 31, 2017		1,366,802	183,021	708,994	295,322	1,187,337	179,465
Profit		39,395		23,537		23,537	15,858
Other comprehensive income		(1,365)			887	887	(2,252)
Special reserve-safety fund reserve		327			178	178	149
Transfer to reserves				(1,929)	1,929
Dividends		(30,030)		(19,626)		(19,626)	(10,404)
Transaction with non-controlling interests in subsidiaries		938			289	289	649
Capital contribution from non-controlling interests		2,584					2,584
Other		(663)		(3)	(27)	(30)	(633)
Ending balance at Dec. 31, 2017		1,377,988	183,021	710,973	298,578	1,192,572	185,416
Profit		73,980		53,036		53,036	20,944
Other comprehensive income		(2,648)			(4,964)	(4,964)	2,316
Special reserve-safety fund reserve		608			465	465	143
Transfer to reserves				(5,476)	5,476
Dividends		(42,792)		(27,369)		(27,369)	(15,423)
Transaction with non-controlling interests in subsidiaries		(11)			13	13	(24)
Capital contribution from non-controlling interests		2,300					2,300
Disposal of subsidiaries		(879)					(879)
Other		345		(1)	31	30	315
Ending balance at Dec. 31, 2018	[1]	1,408,891	183,021	731,163	299,599	1,213,783	195,108
Profit		67,015		45,682		45,682	21,333
Other comprehensive income		8,930			4,641	4,641	4,289
Special reserve-safety fund reserve		(1,318)			(1,388)	(1,388)	70
Transfer to reserves				(3,037)	3,037
Dividends		(44,963)		(30,684)		(30,684)	(14,279)
Transaction with non-controlling interests in subsidiaries		(1,069)			(2,007)	(2,007)	938
Capital contribution from non-controlling interests		6,767			120	120	6,647
Disposal of subsidiaries		(50)					(50)
Other		102			9	9	93
Ending balance at Dec. 31, 2019		¥ 1,444,305	¥ 183,021	¥ 743,124	¥ 304,011	¥ 1,230,156	¥ 214,149

[1]	The comparative amounts in the financial statements are presented as if the Dalian West Pacific had been consolidated from the beginning of the earliest financial year presented (see Note 40). Furthermore, the Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach chosen, the comparative information is not restated in this respect (see Note 3(aa)).